10.31 Fidelity Europe Fund I PRO-01 | Fidelity® Europe Fund
Fund Summary Fund/Class: Fidelity® Europe Fund/Fidelity Advisor® Europe Fund I
Investment Objective
The fund seeks growth of capital over the long term.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Europe Fund}	10.31 Fidelity Europe Fund I PRO-01 Fidelity® Europe Fund Fidelity Europe Fund-Institutional Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Europe Fund}	10.31 Fidelity Europe Fund I PRO-01 Fidelity® Europe Fund Fidelity Europe Fund-Institutional Class
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.98%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Europe Fund}	10.31 Fidelity Europe Fund I PRO-01 Fidelity® Europe Fund Fidelity Europe Fund-Institutional Class USD ($)
1 year	$ 100
3 years	312
5 years	542
10 years	$ 1,201

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of European issuers and other investments that are tied economically to Europe.
  Normally investing primarily in common stocks.
  Allocating investments across different European countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Europe. Because the fund concentrates its investments in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Europe Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Fidelity Europe Fund, a class of shares of Fidelity Europe Fund.

Performance history will be available at www.advisor.fidelity.com for Class I after Class I has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.42%	June 30, 2009
Lowest Quarter Return	-24.87%	September 30, 2011
Year-to-Date Return	-0.11%	September 30, 2015

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Fidelity Europe Fund are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2014

*The returns shown above are for Fidelity Europe Fund, a class of shares of the fund that is not offered through this prospectus. Class I would have substantially similar annual returns to Fidelity Europe Fund because the classes are invested in the same portfolio of securities. Class I's returns would differ from Fidelity Europe Fund's returns to the extent that the classes do not have the same expenses.
Average Annual Total Returns{- Fidelity® Europe Fund} - 10.31 Fidelity Europe Fund I PRO-01 - Fidelity® Europe Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Europe Fund-Retail Class | Return Before Taxes	(7.03%)	5.90%	5.39%
Fidelity Europe Fund-Retail Class | After Taxes on Distributions	(7.44%)	5.65%	4.61%
Fidelity Europe Fund-Retail Class | After Taxes on Distributions and Sales	(3.37%)	4.84%	4.55%
MSCI Europe Index(reflects no deduction for fees or expenses)	(5.96%)	5.54%	4.85%